Commitments and Contingencies		9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS & CONTINGENCIES

Registration and Shareholder Rights

The holders of the founder shares, Private Placement Warrants, Class A ordinary shares underlying the Private Placement Warrants, any warrants that may be issued on conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans), and securities issuable pursuant to the forward purchase agreement (as described below) will be entitled to registration rights pursuant to a registration and shareholder rights agreement to be signed prior to or on the effective date of the Proposed Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. Notwithstanding anything to the contrary, LionTree Partners may only make a demand on one occasion and only during the five-year period beginning on the effective date of the registration statement of which this prospectus forms a part. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination; provided, however, that LionTree Partners may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement of which this prospectus forms a part.

Underwriters Agreement

The Company will grant the underwriters a 45-day option from the date of the prospectus to purchase up to an additional 3,375,000 Units to cover over-allotments, if any.

The underwriters will be entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the Proposed Public Offering, or $4,500,000 (or $5,175,000 if the underwriters’ over-allotment is exercised in full). Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Proposed Public Offering upon the completion of the Company’s initial Business Combination.

Forward Purchase Agreement

In connection with the consummation of this offering, we entered into a forward purchase agreement with affiliates of Apollo, which we refer to herein as the forward purchaser, that will provide for the purchase of units at $10.00 per unit in a private placement to occur concurrently with the closing of our initial business combination. The forward purchase agreement provides that the forward purchaser will purchase units in a minimum amount equal to 25% of the units sold in this offering, up to 7,500,000 units, for an aggregate purchase price of up to $75,000,000. The contingent forward purchase units and their component securities would be identical to the units being sold in this offering, except that the contingent forward purchase units and their component securities would be subject to transfer restrictions and certain registration rights, as described herein. The funds from the sale of contingent forward purchase units may be used as part of the consideration to the sellers in the initial business combination.

Note 8 — Commitments and Contingencies

Registration and Shareholder Rights

The holders of the founder shares, Private Placement Warrants, Class A ordinary shares underlying the Private Placement Warrants, any warrants that may be issued on conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans), and securities issuable pursuant to the forward purchase agreement (as described below) will be entitled to registration rights pursuant to a registration and shareholder rights agreement signed on March 2, 2021. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. Notwithstanding anything to the contrary, LionTree Partners LLC may only make a demand on one occasion and only during the five-year period beginning on March 2, 2021. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination; provided, however, that LionTree Partners LLC may participate in a “piggy-back” registration only during the seven-year period beginning on March 2, 2021.

Underwriting Agreement

The Company granted the underwriters a 45-day option from March 2, 2021 to purchase up to an additional 3,375,000 units to cover over-allotments.

On March 5, 2021, the Company paid a fixed underwriting discount of $4,500,000, which was calculated as two percent (2%) of the gross proceeds of the IPO. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO held in the Trust Account, or $7,875,000, upon the completion of the Company’s initial Business Combination.

On March 8, 2021, the underwriters partially exercised the over-allotment option to purchase 2,983,700 units, which resulted in $1,641,037 of underwriting fees comprised of the payment of $596,742 upon closing and $1,044,295 of deferred underwriting fees.

Forward Purchase Agreement

In connection with the consummation of the IPO, the Company entered into a forward purchase agreement (the “Original FPA”) with affiliates of Apollo (the “forward purchasers”) that provided for the purchase of units at $10.00 per unit in a private placement to occur concurrently with the closing of the initial Business Combination. The Original FPA provided that the forward purchasers would purchase units in a minimum amount equal to 25% of the units sold in the IPO, up to 7,500,000 units, for an aggregate purchase price of up to $75,000,000. The contingent forward purchase units and their component securities would be identical to the Units being sold in the IPO, except that the contingent forward purchase units and their component securities would be subject to transfer restrictions and certain registration rights, as described herein. The funds from the sale of contingent forward purchase units may be used as part of the consideration to the sellers in the initial Business Combination. On July 1, 2021, the Company and the forward purchasers amended and restated the Original FPA (as amended and restated, the “FPA”) pursuant to which the forward purchasers agreed to increase the number of units that would be issued and sold under the FPA to 10,000,000 units, for an aggregate gross purchase price of $100,000,000.

The FPA is accounted as either assets or liabilities in accordance with ASC 815-40 and are presented as FPA liability on the Balance Sheet. The FPA is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of FPA in the Statement of Operations.

Business Combination Agreement

On July 1, 2021, the Company (which shall transfer by way of continuation to and domesticate as a Delaware corporation) entered into a business combination agreement (the “Business Combination Agreement”) with Bowlero Corp. (“Bowlero”). Following the Business Combination, the Company will be renamed “Bowlero” and its common stock and warrants are expected to remain listed on the New York Stock Exchange under the new ticker symbol “BOWL” and “BOWL WS”, respectively. The Business Combination is structured as a merger of the Company and Bowlero, with Bowlero merging with and into the Company, with the Company surviving, following the Company domesticating as a Delaware corporation. Bowlero’s stockholders will receive, as consideration for the Business Combination, a mix of cash, shares of the Company’s common stock and shares of the Company’s preferred stock.